Annual Total Returns [BarChart] - LVIP American Growth-Income Fund - Service Class II	May 01, 2021
Bar Chart Table:
2011	(2.23%)
2012	17.04%
2013	33.02%
2014	10.26%
2015	1.12%
2016	11.16%
2017	21.95%
2018	(2.15%)
2019	25.70%
2020	13.14%